Goodwill and Other Intangible Assets (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other intangible assets
Gross Carrying Value	$ 5,036,956	$ 4,107,925
Accumulated Amortization	(3,482,576)	(3,143,699)
Net	1,554,380	964,226
Aggregate amortization expense	338,877	390,706	411,990
Estimated amortization expense
2013	452,356
2014	293,997
2015	238,589
2016	185,779
2017	115,706
Core deposit intangible
Other intangible assets
Gross Carrying Value	2,705,391	2,705,391
Accumulated Amortization	(2,308,067)	(2,060,448)
Net	397,324	644,943
Customer relationship intangible
Other intangible assets
Gross Carrying Value	2,331,565	1,402,534
Accumulated Amortization	(1,174,509)	(1,083,251)
Net	$ 1,157,056	$ 319,283